Additional information on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Additional information on the consolidated statements of cash flows [Abstract]
Disclosure of detailed information about cash flow information [Table Text Block]

	2020	2019
	$	$

Interests received measured using the effective rate method	1,673	2,583
Interests paid on long-term debt	17,308	15,680
Dividends received	—	150
Income taxes paid	1,358	797

Changes in non-cash working capital items
Decrease (increase) in amounts receivable	(4,678)	4,929
Increase in other current assets	(1,311)	(1,449)
Increase (decrease) in accounts payable and accrued liabilities	7,723	(8,260)
	1,734	(4,780)

Tax credits receivable related to the exploration and evaluation assets
January 1	936	281
December 31	5,546	936